Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS
6.1Accounting policies
Cash and cash equivalents include cash balances, bank deposits and short-term investments with immediate liquidity, which are readily convertible into a known amount of cash with an insignificant risk of change in value. Financial investments designated as cash equivalents classified in this group are measured at fair value through profit or loss.
6.2Breakdown of cash and cash equivalents

	Weighted average rate p.a.	December, 31
Description		2023	2022

Cash and bank deposits		271,857	101,737
Cash equivalents:
Bank Deposit Certificate – CDB	100.9 % of CDI	1,354,020	352,971
Repurchase agreements	94.7 % of CDI	268,432	210,443
Time Deposit(a)	3.4%	2,985	2,616
Others	—%	42	581
		1,897,336	668,348

(a)Investment in U.S. dollar.